Share-Based Compensation - 2013 Incentive Scheme (Detail) - Restricted shares with an option feature - 2013 Incentive Scheme - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Number of shares
Outstanding at the beginning of the year	42,294,901
Granted	7,234,970
Forfeited	(2,922,380)
Exercised	(1,815,550)
Outstanding at the end of the year	44,791,941	42,294,901
Vested and expected to vest at end of year | shares	44,791,941
Exercisable | shares	27,790,516
Weighted Average Exercise Price
Outstanding at the beginning of the year (in dollars per share)	$ 0.33
Granted (in dollars per share)	0.34
Forfeited (in dollars per share)	0.34
Exercised (in dollars per share)	0.30
Outstanding at the end of the year (in dollars per share)	0.33	$ 0.33
Weighted Average Grant Date Fair Value
Outstanding at beginning of year (in dollars per share)	1.15
Granted (in dollars per share)	1.03
Forfeited (in dollars per share)	1.11
Exercised (in dollars per share)	1.17
Outstanding at end of year (in dollars per share)	$ 1.13	$ 1.15
Weighted Average Remaining Contractual Term
Outstanding	5 years 3 days	6 years 3 days
Aggregate Intrinsic Value
Outstanding at the beginning of the year	$ 36,941
Outstanding at the end of the year	$ 12,546	$ 36,941
Risk-free interest rates, minimum	2.97%
Risk-free interest rates, maximum	3.58%
Expected volatility range, minimum	56.30%
Expected volatility range, maximum	57.20%
Expected dividend yield	0.00%
Expected exercise multiple	2.20
Minimum [Member]
Aggregate Intrinsic Value
Fair value of ordinary share (US$)	$ 1.06
Fair value per option granted (US$)	0.79
Maximum [Member]
Aggregate Intrinsic Value
Fair value of ordinary share (US$)	1.43
Fair value per option granted (US$)	$ 1.15